Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Entity Central Index Key	0001038520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2019
Document Effective Date	Aug. 01, 2019
Prospectus Date	Aug. 01, 2019
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DRSXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DSHXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new
Prospectus:
Trading Symbol	DIQXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX